RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Feb. 28, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
The Group had the following balances and transactions with related parties:

Balances:

	As of	As of
	February 29,	February 28,
	2016	2017

Amounts due from related parties-current (i)	$2,594,430	$3,424,285
Amounts due from related parties-non-current (i)	$1,342,999	$-
Amounts due to related parties-current (ii)	$4,277,896	$3,042,785
Amounts due to related parties-non-current (ii)	$-	$2,840,000

Transactions:

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2015	2016	2017

Services fees (iii)	$37,819	$426,084	$596,987
Other revenue (iv)	$-	$-	$60,657

(i)	The amounts due from related parties represent loans, prepayments to certain investees and advance received by an investee on behalf of the Group.

(ii)	The amounts due to related parties are in connection with investment payable and advances received on behalf of certain investees.

(iii)	The amounts of services fees mainly represent amounts in connection with services provided to the Group by certain investees.

(iv)	The amounts of other revenue mainly represent amounts in connection with services provided by the Group to certain investees.